Share-based Compensation (Restricted shares) (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 17, 2011 USD ($) employees $ / shares shares	Mar. 15, 2011 shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2013 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options cancelled | shares		18,778,200
Weighted-Average Grant-Date Fair Value
Recognized share-based compensation			¥ 34,354,000	$ 5,304	¥ 53,181,000		¥ 16,723,000
Ordinary Shares [Member]
Weighted-Average Grant-Date Fair Value
Fair value of underlying ordinary shares	$ 1.14
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares, number of employees granted | employees	22
Award vesting period (in years)	4 years
Incremental share-based compensation | $	$ 500
Total amount of unrecognized share-based compensation of unvested option and incremental share-based compensation | $	2,200
Total amount of unrecognized share-based compensation of unvested option and incremental share-based compensation, recognized immediately | $	200
Total amount of unrecognized share-based compensation of unvested option and incremental share-based compensation, recognized during rest of vesting period of restricted share | $	$ 2,000
Number of Shares
Number of Shares, Unvested, Beginning Balance | shares			0	0	845,000	845,000	4,759,780	4,759,780
Number of Shares, Granted | shares	19,008,200		0	0	0	0	0	0
Number of Shares, Vested | shares			0	0	(676,250)	(676,250)	(2,864,780)	(2,864,780)
Number of Shares, Forfeited | shares			0	0	(168,750)	(168,750)	(1,050,000)	(1,050,000)
Number of Shares, Unvested, Ending Balance | shares			0	0	0	0	845,000	845,000
Weighted-Average Grant-Date Fair Value
Weighted-Average Grant-Date Fair Value, Unvested, Beginning Balance				$ 0		$ 1.07		$ 1.07
Weighted-Average Grant-Date Fair Value, Granted				0		0		0
Weighted-Average Grant-Date Fair Value, Vested				0		1.07		1.07
Weighted-Average Grant-Date Fair Value, Forfeited				0		1.07		1.07
Weighted-Average Grant-Date Fair Value, Unvested, Ending Balance				$ 0		$ 0		$ 1.07
Recognized share-based compensation | ¥			¥ 0		¥ (100,000)		¥ (1,300,000)
Unrecognized share-based compensation | ¥			¥ 0
Total fair value of restricted share vested | $				$ 0		$ 700		$ 3,100
Restricted Shares and Restricted Share Units [Member]
Weighted-Average Grant-Date Fair Value
Fair value of restricted shares and restricted share units	$ 1.07